SUPPLEMENT DATED JUNE 1, 2018

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2018

1.	In “The Funds Summary Section” for the First Investors Fund For Income:
a.	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.21%	0.28%	0.24%	0.08%
Total Annual Fund Operating Expenses	1.23%	2.00%	0.96%	0.80%
Fee Waiver [2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	1.98%	0.94%	0.78%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds .70% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

b.
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee waiver through June 1, 2019.

c.	the tables under the heading “Example” are deleted and replaced with the following:
	1 year	3 years	5 years	10 years
Class A shares	$518	$773	$1,047	$1,827
Class B shares	$601	$926	$1,276	$2,127
Advisor Class shares	$96	$304	$529	$1,176
Institutional Class shares	$80	$253	$442	$988

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$201	$626	$1,076	$2,127

2.	In “The Funds Summary Section” for the First Investors Government Cash Management Fund:
a.	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Institutional Class
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.75%	None
Other Expenses	0.52%	0.51%	0.18%
Total Annual Fund Operating Expenses	1.02%	1.76%	0.68%
Fee Limitation and/or Expense Reimbursement [2]	0.22%	0.21%	None
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	0.80%	1.55%	0.68%

1. A contingent deferred sales charge of 1% may be assessed on certain redemptions.
2.The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least June 1, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.80% for Class A shares, 1.55% for Class B shares and 0.80% for Institutional Class shares.  The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund’s Class A, Class B or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements.  The fee limitation and/or expense reimbursement may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

b.
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee limitation/expense reimbursement arrangement through June 1, 2019.

c.	the tables under the heading “Example” are deleted and replaced with the following:
	1 year	3 years	5 years	10 years
Class A shares	$82	$303	$542	$1,228
Class B shares	$558	$834	$1,135	$1,860
Institutional Class shares	$69	$218	$379	$847

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$158	$534	$935	$1,860

3.	In “The Funds Summary Section” for the First Investors Investment Grade Fund:
a.	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.19%	0.35%	0.16%	0.08%
Total Annual Fund Operating Expenses	1.15%	2.01%	0.82%	0.74%
Fee Waiver [2]	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	1.04%	1.90%	0.71%	0.63%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds .55% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

b.
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee waiver through June 1, 2019.

c.	the tables under the heading “Example” are deleted and replaced with the following:
	1 year	3 years	5 years	10 years
Class A shares	$502	$740	$997	$1,732
Class B shares	$593	$920	$1,273	$2,107
Advisor Class shares	$73	$251	$444	$1,003
Institutional Class shares	$64	$225	$401	$908

You would pay the following expenses on Class B shares if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class B shares	$193	$620	$1,073	$2,107

4.	In “The Funds Summary Section” for the First Investors Global Fund:

a.	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.24%	0.34%	0.14%	0.10%
Total Annual Fund Operating Expenses	1.49%	2.29%	1.09%	1.05%
Fee Waiver [2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	1.44%	2.24%	1.04%	1.00%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds .90% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

b.
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee waiver through June 1, 2019.

c.	the tables under the heading “Example” are deleted and replaced with the following:
	1 year	3 years	5 years	10 years
Class A shares	$713	$1,014	$1,337	$2,248
Class B shares	$627	$1,011	$1,421	$2,421
Advisor Class shares	$106	$342	$596	$1,324
Institutional Class shares	$102	$329	$575	$1,278

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$227	$711	$1,221	$2,421

5.	In “The Funds Summary Section” for the First Investors Strategic Income Fund:
a.	the second to last sentence in the fourth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities.  U.S. Government Securities include: (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality or the right to borrow from the U.S. Treasury, such as mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

b.	the “Direct Investments” risk under the heading “Principal Risks of the Fund” is deleted and replaced with the following:

Direct Investments.  Since the Fund may invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Government Securities, U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Call Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Prepayment and Extension Risk, Security Selection Risk and Yield Risk.  These risks are described with respect to the Underlying Funds below.

6.	In “The Funds in Greater Detail” section for the First Investors Strategic Income Fund:
a.	the second to last sentence in the fifth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities.  U.S. Government Securities include: (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality or the right to borrow from the U.S. Treasury, such as mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac").

b.	the “Direct Investments” risk under the heading “Principal Risks of the Fund” is deleted and replaced with the following:

Direct Investments.  Since the Fund may invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Government Securities, U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Call Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Prepayment and Extension Risk, Security Selection Risk and Yield Risk.  These risks are described with respect to the Underlying Funds below.

c.
the last paragraphs of “Call Risk” and “Prepayment and Extension Risk” under the heading “Principal Risks of the Underlying Funds” are each revised to reflect that securities the Fund may invest in directly are subject to the risk.

7.	In the “Fund Management In Greater Detail” section, the last sentence of the fourth paragraph under the heading “The Adviser” is deleted and replaced with the following:
The above waivers and/or expense reimbursements that are voluntary (rather than contractual) are not reflected in the Annual Fund Operating Expense tables which are located in “The Funds Summary Section” of this prospectus and may be discontinued at any time by FIMCO without notice.

8.	The following changes are effective as of July 1, 2018 for the First Investors Global Fund:
a.	in “The Funds Summary Section”, the second sentence in the second paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; earnings growth as a result of positive changes; hidden or unappreciated value; quality of management and/or a strong business model.

b.	in “The Funds Summary Section” the following is added as the second to last sentence of the first paragraph under the heading “Performance”: The Fund was managed by a subadviser prior to July 1, 2018.

c.	in “The Funds Summary Section”, the information under the heading “Investment Adviser” is deleted and replaced with the following: Foresters Investment Management Company, Inc.
d.
in “The Funds Summary Section”, the information under the heading “Portfolio Manager” is deleted and replaced with the following: Pedro Marcal, Director of International Equities, has served as the portfolio manager of the Fund since July 2018.

e.	in “The Funds in Greater Detail” section the last sentence in the fourth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; earnings growth as a result of positive changes; hidden or unappreciated value; quality of management and/or a strong business model.

f.
all references to Wellington Management Company LLC as the subadviser to the Global Fund are deleted and the following is added as the last paragraph in “Fund Management In Greater Detail” section under the heading “The Adviser”:

Pedro Marcal, Director of International Equities, has served as Portfolio Manager of the Global Fund since July 2018. Prior to joining FIMCO in 2018, Mr. Marcal served as Senior Vice President and Portfolio Manager at Fred Alger Management, Inc. since 2013.

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Please retain this Supplement for future reference.

IEP618